Schedule of consolidated financial assets and liabilities at fair value (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 155	£ 553	£ 1,559	£ 664
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 155	553
Level 3 of fair value hierarchy [member] | Monte Carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability		£ 467	£ 372
Valuation technique (s) and key input(s)	Monte Carlo simulation model	Monte Carlo simulation model	Monte Carlo simulation model	Monte Carlo simulation model
Significant unobservable input(s)	Volatility rate of 105% determined using historical volatility of comparable companies.	Volatility rate of 95.0% determined using historical volatility of comparable companies.	Volatility rate of 105.0% determined using historical volatility of comparable companies.	Volatility rate of 78.4% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 3.39 years determined using the remaining life of the share options.	Expected life between a range of 0.1 and 3.88 years determined using the remaining life of the share options.	Expected life between a range of 0.1 and 4.888 years determined using the remaining life of the share options.	Expected life between a range of 0.1 and 5.68 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate between a range of 1.68% determined using the expected life assumptions.	Risk-free rate of 0.31% determined using the expected life assumptions.	Risk-free rate of 0.08% determined using the expected life assumptions.	Risk-free rate between a range of 0.59% and 1.69 % determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.
Equity settled derivative financial liability	£ 146	£ 467	£ 1,187	£ 664
Significant unobservable input(s)			Expected life between a range of 0.1 and 4.49 years determined using the remaining life of the share options.
Significant unobservable input(s)			Risk-free rate of 0.07% determined using the expected life assumptions.
Significant unobservable input(s)				Volatility rate of 105.0% determined using historical volatility of comparable companies.
Level 3 of fair value hierarchy [member] | Black-Scholes option pricing model [member]
IfrsStatementLineItems [Line Items]
Valuation technique (s) and key input(s)	Black-Scholes option pricing model	Black-Scholes option pricing model	Black-Scholes option pricing model	Black-Scholes option pricing model
Significant unobservable input(s)	Volatility rate of 108.5%% determined using historical volatility of comparable companies.	Volatility rate of 85.0% determined using historical volatility of comparable companies.		Volatility rate of 78.3% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 0.4 years determined using the remaining life of the share options	Expected life between a range of 0.10 and 0.9 years determined using the remaining life of the share options.		Expected life between a range of 2.0 and 2.9 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate between a range of 1.68% determined using the expected life assumptions.	Risk-free rate of 0.71% determined using the expected life assumptions.	Volatility rate of 105.0% determined using historical volatility of comparable companies.	Risk-free rate between a range of 0.0% and 0.26 % determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.
Equity settled derivative financial liability
Significant unobservable input(s)			Expected life between a range of 1.0 and 1.9 years determined using the remaining life of the share options.
Significant unobservable input(s)			Risk-free rate of 0.8% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value			The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Number of shares lapsed [Default Label]
IfrsStatementLineItems [Line Items]
Valuation technique (s) and key input(s)	Monte Carlo simulation model	Monte Carlo simulation model
Significant unobservable input(s)	Volatility rate of 108.5% determined using historical volatility of comparable companies.	Volatility rate of 85.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 3.00 years determined using the remaining life of the share options.	Expected life between a range of 0.1 and 3.5 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate between a range of 1.68% determined using the expected life assumptions.	Risk-free rate of 0.71% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.
Equity settled derivative financial liability	£ 9	£ 86